Liabilities arising from securities (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Classification:
Financial Liabilities Measured at Fair Value in Income Held for Trading	R$ 4,045,496	R$ 5,985,593
Financial liabilities at amortized cost	135,632,632	124,397,422
Total	139,678,128	130,383,015
Type:
Real estate credit notes - LCI (1)	45,798,532	41,677,823
Eurobonds	19,851,326	13,612,088
Financial Bills (2)	24,515,804	22,729,058
Agribusiness credit notes - LCA	32,447,165	36,422,805
Secured Real Estate Notes (3)	17,065,301	15,941,241
Total	R$ 139,678,128	R$ 130,383,015